Subsequent Events - Distributions (Details) - USD ($) $ in Millions	Jun. 12, 2015	Feb. 19, 2015	Jan. 01, 2015
Subsequent events
Payments of Dividends	$ 5.0
Subsequent Events. | Virtu Financial, LLC and subsidiaries
Subsequent events
Payments of Dividends		$ 21.2	$ 48.8